STOCK-BASED COMPENSATION - Summary of changes in outstanding options and restricted stock awards (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 04, 2021	Dec. 31, 2021
Number of RSAs
Outstanding at Beginning
Number of awards granted	2,600,000	2,600,000
Vested		2,600,000
Outstanding at Ending		2,600,000
Weighted Average Grant Date Fair Value
Outstanding at Beginning
Granted		$ 4.65
Outstanding at Ending		$ 4.65
Share based compensation expense		$ 355
Grant date fair value which is expected to be recognized as compensation expense		$ 11,735
Grant date fair value expected to be recognized as compensation expense over a weighted average period		5 years 6 months